Rockefeller New York Municipal Bond ETF

Schedule of Investments

April 30, 2026 (Unaudited)

MUNICIPAL BONDS & NOTES - 101.6%	Rate	Maturity Date	Principal Amount	Value
American Samoa - 1.1%
American Samoa Economic Development Authority, Call 09/01/35(a)(b)(c)	5.25%	09/01/2045	$250,000	$250,560

New York - 95.8%
Brooklyn Arena Local Development Corp., AG, Call 01/15/27(b)	3.00%	07/15/2043	400,000	321,898
Broome County Local Development Corp., AG, Call 04/01/30(a)	4.00%	04/01/2050	500,000	440,539
Buffalo & Erie County Industrial Land Development Corp., Call 06/08/26(a)	5.00%	07/01/2040	15,000	14,442
Buffalo & Erie County Industrial Land Development Corp., Call 08/01/27(a)	5.00%	08/01/2052	75,000	71,388
Build NYC Resource Corp., Call 06/08/26(a)(b)	5.88%	07/01/2038	110,000	104,944
Build NYC Resource Corp., Call 06/08/26(a)	5.00%	06/01/2043	50,000	50,025
Build NYC Resource Corp., Call 08/01/27(a)(b)	3.63%	08/01/2042	65,000	51,459
Build NYC Resource Corp., Call 06/01/30(a)(b)(c)	5.75%	06/01/2062	200,000	191,445
Build NYC Resource Corp., Call 07/01/32(a)(c)	6.00%	07/01/2060	500,000	502,961
Build NYC Resource Corp., Call 06/15/35(a)(b)	5.75%	06/15/2060	250,000	249,527
Build NYC Resource Corp., Call 07/01/35(a)	5.50%	07/01/2055	500,000	514,480
Build NYC Resource Corp., Call 12/01/35(a)(b)	5.50%	12/01/2051	250,000	263,789
Chautauqua Tobacco Asset Securitization Corp, Call 06/08/26(a)	5.00%	06/01/2034	50,000	47,414
Chautauqua Tobacco Asset Securitization Corp., Call 06/08/26(a)(b)	5.00%	06/01/2048	50,000	38,838
City of New York, GO, Call 03/01/34(a)	5.25%	03/01/2053	650,000	676,057
City of New York, GO, Call 08/01/36(a)	5.25%	02/01/2053	500,000	524,914
Clinton County Capital Resource Corp., Call 07/01/34(a)(b)(c)	5.00%	07/01/2046	200,000	206,795
Dobbs Ferry Local Development Corp., Call 06/08/26(a)	5.00%	07/01/2039	250,000	250,034
Erie Tobacco Asset Securitization Corp., Call 06/08/26(b)	5.00%	06/01/2045	100,000	81,412
Genesee County Funding Corp., Call 12/01/35(a)	5.50%	12/01/2055	250,000	257,695
Geneva Development Corp., Call 02/01/36(a)	5.00%	02/01/2056	500,000	503,066
Hempstead Town Local Development Corp., Call 06/08/26(a)	5.00%	07/01/2029	200,000	200,057
Hempstead Town Local Development Corp., Call 06/08/26(a)	5.00%	07/01/2044	100,000	100,008
Long Island Power Authority, Call 09/01/34(a)	5.25%	09/01/2054	265,000	280,142
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	5.00%	11/15/2051	695,000	718,607
Metropolitan Transportation Authority, Call 05/15/26(a)	5.25%	11/15/2056	510,000	510,505
Monroe County Industrial Development Corp., Call 06/08/26(a)	5.00%	12/01/2042	205,000	205,070
Monroe County Industrial Development Corp., Call 07/01/34(a)(c)	5.00%	07/01/2059	140,000	122,795
Nassau County Local Economic Assistance Corp., Call 06/08/26	5.00%	07/01/2028	385,000	386,920
Nassau County Tobacco Settlement Corp., Call 05/24/26(a)(b)	5.13%	06/01/2046	355,000	248,860
New York City Housing Development Corp., Call 11/01/32(a)	5.13%	11/01/2055	500,000	510,496
New York City Housing Development Corp., Call 05/01/33(a)	5.20%	11/01/2050	400,000	409,502
New York City Municipal Water Finance Authority, Call 12/15/35	5.00%	06/15/2055	750,000	774,872

New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/35(a)(c)(d)(e)	11.43%	05/01/2050	$1,000,000	$1,082,240
New York Convention Center Development Corp., Call 06/08/26(a)	5.00%	11/15/2045	245,000	245,085
New York Counties Tobacco Trust IV, Call 05/24/26(b)	5.00%	06/01/2038	25,000	23,237
New York Counties Tobacco Trust IV, Call 05/24/26(b)	5.00%	06/01/2042	20,000	17,303
New York Counties Tobacco Trust IV, Call 05/24/26(b)	5.00%	06/01/2045	5,000	3,903
New York Counties Tobacco Trust VI, Call 06/01/26(a)	5.00%	06/01/2041	100,000	100,061
New York Counties Tobacco Trust VI, Call 06/01/26(b)	3.75%	06/01/2045	140,000	103,966
New York Liberty Development Corp., Call 05/29/26(a)	5.38%	11/15/2040	500,000	500,330
New York Liberty Development Corp., Call 05/29/26(a)(c)	7.25%	11/15/2044	300,000	300,470
New York State Dormitory Authority, Call 06/08/26	5.00%	07/01/2028	65,000	65,129
New York State Dormitory Authority, Call 06/08/26	5.00%	07/01/2032	45,000	45,084
New York State Dormitory Authority, Call 07/01/30(a)	4.00%	07/01/2052	250,000	226,555
New York State Dormitory Authority, Call 07/01/35	5.25%	07/01/2054	500,000	532,988
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/2055	500,000	526,365
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/2055	500,000	525,599
New York State Dormitory Authority, Call 09/15/35(a)	5.50%	03/15/2053	500,000	538,541
New York State Dormitory Authority, Call 09/15/35(a)	5.00%	03/15/2055	250,000	257,348
New York State Housing Finance Agency, SONYMA HUD SECT 8, Call 05/01/32(a)	4.88%	11/01/2053	180,000	180,599
New York State Thruway Authority, Call 01/01/36(a)	5.00%	01/01/2056	500,000	515,907
New York Transportation Development Corp., AG, Call 12/31/44(a)	0.00%	12/31/2054	200,000	131,486
New York Transportation Development Corp., AG-CR, Call 06/08/26(a)	5.25%	01/01/2050	220,000	220,017
New York Transportation Development Corp., Call 06/08/26(a)	5.00%	07/01/2041	165,000	165,061
New York Transportation Development Corp., Call 06/08/26(a)	5.25%	01/01/2050	30,000	30,002
New York Transportation Development Corp., Call 06/30/31(a)	6.00%	06/30/2054	100,000	104,042
New York Transportation Development Corp., Call 06/30/33(a)	5.50%	06/30/2060	500,000	503,422
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/2060	300,000	303,432
Oneida County Local Development Corp., Call 07/01/29(a)(b)	3.00%	07/01/2044	25,000	16,603
Onondaga Civic Development Corp., Call 06/08/26(a)	5.00%	10/01/2040	250,000	221,740
Onondaga Civic Development Corp., Call 06/08/26(a)	5.00%	07/01/2045	40,000	40,000
Onondaga Civic Development Corp., Call 06/01/35(a)	5.50%	12/01/2056	600,000	648,853
Ontario County Local Development Corp., Call 12/01/33(a)(c)	6.50%	12/01/2045	750,000	766,649
Port Authority of New York & New Jersey, Call 01/15/33(a)	5.00%	01/15/2052	500,000	510,836
Saratoga County Capital Resource Corp., Call 07/01/35(a)	5.00%	07/01/2047	500,000	525,771
Suffolk Regional Off-Track Betting Corp., Call 06/01/29(a)(b)	6.00%	12/01/2053	750,000	767,028

Tompkins County Development Corp., Call 06/08/26(a)	5.00%	07/01/2034	150,000	150,143
Tompkins County Development Corp., Call 06/08/26(a)	5.00%	07/01/2044	90,000	90,035
Triborough Bridge & Tunnel Authority, Call 05/15/31(a)	4.00%	05/15/2056	250,000	222,023
Triborough Bridge & Tunnel Authority, Call 05/15/34(a)	5.25%	05/15/2054	250,000	262,896
Trust for Cultural Resources of The City of New York, Call 07/01/26(a)	4.00%	07/01/2046	250,000	225,972
Westchester County Local Development Corp., Call 07/01/27(a)(c)	5.00%	07/01/2036	510,000	524,080
Westchester County Local Development Corp., Call 12/01/33(a)(b)(c)	6.50%	12/01/2065	250,000	255,845
				22,307,602

Puerto Rico - 4.7%
Children's Trust Fund, Call 06/08/26(b)	5.50%	05/15/2039	$245,000	$248,845
Children's Trust Fund, Call 06/08/26(b)	5.63%	05/15/2043	230,000	233,332
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(b)	4.54%	07/01/2053	12,000	11,117
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(b)	4.75%	07/01/2053	113,000	108,085
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(b)	4.78%	07/01/2058	500,000	477,991
				1,079,370

TOTAL MUNICIPAL BONDS & NOTES (Cost $23,312,623)				23,637,532

TOTAL INVESTMENTS - 101.6% (Cost $23,312,623)				$23,637,532
Floating Rate Note Obligations – (3.2)%(f)				(750,000)
Other Assets in Excess of Liabilities - 1.7%				384,247
TOTAL NET ASSETS - 100.0%				$23,271,779

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
GO	General Obligation
SONYMA	State of New York Mortgage Agency

(a)	Sinkable security.
(b)	Fixed coupon bond issued at a discount.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $3,454,365 or 14.8% of the Fund's net assets.
(d)	Adjustable rate security. Rate disclosed is as of April 30, 2026.
(e)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(f)	Face value of Floating Rate Notes issued in TOB transactions.